SHAREHOLDERS' EQUITY (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($) shares
Stockholders Equity Note [Line Items]
Unrecognized compensation cost | $	$ 128,128
Weighted-average period for unrecognized compensation cost to be recognized	2 years 11 months 8 days
Employee Shares Incentive Plan ("the Plan") [Member] | Employee Stock Option [Member]
Stockholders Equity Note [Line Items]
Shares available for future grant | shares	1,728,993